Income Tax (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax reserves method change		$ 11	$ 15
Unrealized investment losses		61
Accrued expenses		293	280
Deferred policy acquisition costs		380	291
Other			1
Gross deferred tax assets		745	587
Deferred tax liabilities
Investments		354	490
Deferred reinsurance expense		16	19
Unrealized investment gains			4
Gross deferred tax liabilities		370	513
Net deferred tax asset	$ 122	$ 375	$ 74